                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------------------

   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick             Boston, MA             November 13, 2009
--------------------------  -------------------------  -------------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          5
Form 13F Information Table Value Total:    $51,811
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number   Name
----------   --------------------   --------------------------------------------
             28-
----------      -----------------   --------------------------------------------

                           FORM 13F INFORMATION TABLE

                       Title of            Value                 SHR or PRN          Investment   Other          Voting   Authority
    Name of Issuer       Class    Cusip   (X1000) Shares/PRN AMT AMT SH/PRN PUT/CALL Discretion Managers Sole    Shared      None
---------------------- -------- --------- ------- -------------- ---------- -------- ---------- -------- ---- ----------- ---------
AMERITRANS CAP CORP         COM 03073H108     667        854,700     SH                  SHARED                   854,700
EDIETS.COM                  COM 280597105  21,556     12,604,880     SH                  SHARED                12,604,880
HEALTHTRONICS INC           COM 42222L107   8,300      3,374,019     SH                  SHARED                 3,374,019
PRINCETON REVIEW INC        COM 742352107   4,235      1,008,273     SH                  SHARED                 1,008,273
WASTE SERVICES INC DEL  COM NEW 941075103  17,053      3,691,078     SH                  SHARED                 3,691,078